SCHEDULE OF RECONCILIATION OF LEVEL 3 CONVERSION OPTION LIABILITY (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Disclosures [Abstract]
Fair value	$ 3,598,000
Accrued interest	35,983
Conversion to shares of common stock	(3,633,983)
Fair value